Discontinued Operations - Additional Information (Details) - Lumoxiti, with AstraZeneca € in Millions, $ in Millions		1 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Payments for manufacturing costs	$ 6.2	$ 6.2	€ 5.9
Manufacturing costs split
Disclosure of analysis of single amount of discontinued operations [line items]
Estimated financial effect of contingent liabilities				$ 12.8